Property, plant and equipment - Disclosure of information in relation to right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, plant and equipment [abstract]
Interest expense on lease liabilities	£ (18)	£ (21)
Lease income	385	390
Expense relating to short-term and low-value leases	(14)	(13)
Variable lease payments included in lease income	£ 374	£ 376